CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 1,381,736,000	$ 933,401,000
Marketable securities	0	148,998,000
Accounts receivable, net	483,020,000	485,550,000
Other current assets	125,208,000	186,528,000
Current assets of discontinued operations	495,072,000	486,115,000
Total current assets	2,485,036,000	2,240,592,000
Buildings, land, equipment, leasehold improvements and capitalized software, net	313,197,000	345,754,000
Goodwill	1,993,302,000	2,137,883,000
Intangible assets, net of accumulated amortization	554,473,000	703,932,000
Investment in MGM Resorts International	2,242,672,000	2,891,850,000
Long-term investments	438,534,000	411,216,000
Other non-current assets	324,901,000	419,817,000
Non-current assets of discontinued operations	1,336,529,000	1,351,469,000
TOTAL ASSETS	9,688,644,000	10,502,513,000
LIABILITIES:
Current portion of long-term debt	35,000,000	30,000,000
Accounts payable, trade	53,672,000	76,047,000
Deferred revenue	56,560,000	93,590,000
Accrued expenses and other current liabilities	509,299,000	493,926,000
Current liabilities of discontinued operations	231,661,000	256,927,000
Total current liabilities	886,192,000	950,490,000
Long-term debt, net	1,435,007,000	1,497,107,000
Deferred income taxes	153,850,000	293,209,000
Other long-term liabilities	372,950,000	420,276,000
Non-current liabilities of discontinued operations	536,257,000	553,050,000
Redeemable noncontrolling interests	25,415,000	33,378,000
Commitments and contingencies
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	6,380,700,000	6,340,312,000
(Accumulated deficit) retained earnings	(538,974,000)	923,000
Accumulated other comprehensive loss	(11,396,000)	(10,942,000)
Treasury stock, 4,350 shares at December 31, 2024 and 2023	(252,441,000)	(252,441,000)
Total IAC shareholders’ equity	5,577,898,000	6,077,861,000
Noncontrolling interests	701,075,000	677,142,000
Total shareholders’ equity	6,278,973,000	6,755,003,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,688,644,000	10,502,513,000
Common Stock, $0.0001 par value; authorized 1,600,000 shares; 84,831 and 84,465 shares issued and 80,481 and 80,115 shares outstanding at December 31, 2024 and 2023, respectively
SHAREHOLDERS’ EQUITY:
Common stock, value	8,000	8,000
Class B common stock, $0.0001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2024 and 2023
SHAREHOLDERS’ EQUITY:
Common stock, value	$ 1,000	$ 1,000